Operating leases	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Operating leases
Finance lease liability:
The Corporation leases certain assets under finance lease agreements. The finance leases have imputed interest rates ranging from 4.2% to 7.35% per annum and expire between May 2021 and February 2025.
Finance lease liabilities are payable as follows:

	Future minimum		Present value of minimum lease
At December 31, 2017	lease payments	Interest	payments
Less than one year	$1,127	$475	$652
Between one and five years	4,992	1,323	3,669
More than five years	2,774	214	2,560
	$8,893	$2,012	$6,881

Current			$652
Non-current			6,229
			$6,881

16.	Finance lease liability (cont'd):

	Future minimum		Present value of minimum lease
At December 31, 2016	lease payments	Interest	payments
Less than one year	$1,055	$486	$569
Between one and five years	4,524	1,468	3,056
More than five years	3,783	411	3,372
	$9,362	$2,365	$6,997

Current			$569
Non-current			6,428
			$6,997

The finance lease liability consists primarily of the lease of the Corporation's head office building of $6,829,000 (2016 - $6,930,000) and machinery leased by its subsidiary, Protonex of $52,000 ( 2016 - $67,000).
Deferred gains were also recorded on closing of the finance lease agreements and are amortized over the finance lease term. At December 31, 2017, the outstanding deferred gain was $2,982,000 (2016 – $3,398,000).
Operating leases:
In addition to other minor operating leases, the Corporation leases a facility at its Burnaby, Canada location (which has been assessed as an operating lease). This facility had a lease term expiring in 2019 which was extended to 2027 under a lease extension and modification agreement signed in December 2017. During 2017, lease payments of $2,107,000 relating to this lease were expensed (2016 - $2,063,000).
At December 31, 2017, the Corporation is committed to payments under all operating leases as follows:

Less than 1 year	$2,459
1-3 years	4,698
4-5 years	4,236
Thereafter	10,624
Total minimum lease payments	$22,017